Leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases

Note 8 - Leases

The Company’s subsidiary, Uwharrie Bank has entered into a noncancelable operating lease for an administrative office location in Concord that expires in 2017. The lease requires annual rental payments of $62,120 and contains two five-year renewal options at the expiration of the initial term.

Future minimum lease payments under these leases for years subsequent to December 31, 2013 are as follows:

Year ending December 31,
(dollars in thousands)

2014	$62
2015	62
2016	62
2017	42
2018	—
Thereafter	—

Total	$228

Total rental expense related to the operating leases was $61,914, $60,929, and $60,450 for the years ended December 31, 2013, 2012 and 2011, respectively, and is included in occupancy expense.